Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Derivative [Line Items]
Amount of Loss Reclassified from Accumulated OCI to Interest Expense $	$ (376)
Interest Expense
Derivative [Line Items]
Amount of Loss Recognized in OCI $	$ (7,458)